ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	¥ 3,495,709	$ 535,741	¥ 2,501,304	¥ 1,193,311
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	88,842	13,616	206,801	417,945
Net cash provided by operating activities	5,325,810	816,216	2,973,075	285,116
Cash Flows from Investing Activities:
Investments in subsidiaries	(1,000,000)
Net cash provided (used in) by investing activities	892,770	136,823	(8,860,441)	327,649
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO				327,236
Payment of IPO costs			(4,838)	(25,103)
Proceeds from short term loans	186,800	28,628	1,700,000
Net cash provided by (used in) financing activities	(3,282,400)	(503,050)	7,707,858	457,430
Effect of foreign exchange rate changes	2,236	343	1,762	(13,028)
Net increase in cash and cash equivalents	2,938,416	450,332	1,822,254	1,057,167
Cash, cash equivalents, and restricted cash, beginning of year	3,835,850	587,870	2,013,596	956,429
Cash, cash equivalents, and restricted cash, end of year	6,774,266	1,038,202	3,835,850	2,013,596
360 Finance, Inc | Reportable legal entities
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	3,496,606	535,878	2,501,595	1,193,311
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(3,500,636)	(536,496)	(2,513,843)	(1,215,009)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	(2,625)	(402)	(3,070)	8,559
Amounts due from subsidiaries	(65,801)	(10,084)	(276,960)	(1,346,627)
Net cash provided by operating activities	(72,456)	(11,104)	(292,278)	(1,359,766)
Cash Flows from Investing Activities:
Investments in subsidiaries			(35,652)
Net cash provided (used in) by investing activities			(35,652)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO				327,236
Payment of IPO costs			(3,080)	(12,100)
Proceeds from short term loans	86,305	13,227		1,393,812
Net cash provided by (used in) financing activities	86,305	13,227	(3,080)	1,708,948
Effect of foreign exchange rate changes	(1,194)	(183)	1,761	(13,028)
Net increase in cash and cash equivalents	12,655	1,940	(329,249)	336,154
Cash, cash equivalents, and restricted cash, beginning of year	6,905	1,058	336,154
Cash, cash equivalents, and restricted cash, end of year	¥ 19,560	$ 2,998	¥ 6,905	¥ 336,154